As filed with the Securities and Exchange Commission on August 29 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Eric W. Falkeis, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 287-6609
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

AlphaClone Alternative Alpha ETF
Schedule of Investments
June 30, 2012 (Unaudited)
	Shares	Market Value

COMMON STOCKS - 92.9%
Advertising, Public Relations, and Related Services - 1.1%
Lamar Advertising Company - Class A (b)	1,057	$30,231
Automotive Equipment Rental and Leasing - 0.9%
Hertz Global Holdings, Inc. (b)	1,932	24,730
Basic Chemical Manufacturing - 1.8%
Celanese Corporation - Series A	634	21,949
Cytec Industries Inc.	429	25,157
		47,106
Beverage Manufacturing - 3.0%
Monster Beverage Corporation (b)	366	26,059
PepsiCo, Inc.	772	54,550
		80,609
Building Equipment Contractors - 1.1%
Quanta Services, Inc. (b)	1,188	28,595
Cable and Other Subscription Programming - 2.0%
Liberty Media Corporation - Liberty Capital - Class A (b)	626	55,032
Clothing Stores - 1.0%
Ross Stores, Inc.	425	26,550
Communications Equipment Manufacturing - 4.8%
Alcatel-Lucent - ADR (b)	15,656	25,519
Cisco Systems, Inc.	1,613	27,696
Motorola Solutions, Inc.	548	26,364
QUALCOMM, Inc.	458	25,501
ViaSat, Inc. (b)	631	23,833
		128,913
Computer and Peripheral Equipment Manufacturing - 9.1%
Apple Inc. (b)	328	191,552
Dell Inc. (b)	2,114	26,467
Seagate Technology PLC (a)	1,069	26,436
		244,455
Couriers and Express Delivery Services - 1.0%
FEDEX Corp.	294	26,933
Credit Intermediation Activities - 3.2%
DFC Global Corporation (b)	1,671	30,797
Mastercard, Inc. - Class A	65	27,957
Visa Inc. - Class A	223	27,569
		86,323
Data Processing, Hosting, and Related Services - 1.1%
Automatic Data Processing, Inc.	506	28,164
Department Stores - 1.0%
Sears Holdings Corporation (b)	465	27,760
Depository Credit Intermediation - 4.2%
Bank of America Corporation	3,598	29,431
Citigroup Inc.	990	27,136
JPMorgan Chase & Co.	796	28,441
Sterling Financial Corporation/WA (b)	1,486	28,071
		113,079
Drug Wholesalers - 1.0%
The Procter & Gamble Company	425	26,031
Electronic Component Manufacturing - 1.0%
TE Connectivity Limited (a)	825	26,326
Electric Power Generation, Transmission and Distribution - 1.0%
Calpine Corporation (b)	1,575	26,003
Furniture and Cabinet Manufacturing - 0.9%
Patrick Industries, Inc. (b)	1,951	24,875
Furniture Related Product Manufacturing - 0.5%
Tempur-Pedic International Inc. (b)	546	12,771
Glass and Glass Product Manufacturing - 0.9%
Owens - Illinois, Inc. (b)	1,324	25,381
Information Services - 4.9%
Baidu, Inc. - ADR (b)	221	25,411
Google Inc. - Class A (b)	91	52,786
Pandora Media Inc. (b)	2,528	27,479
Yahoo! Inc. (b)	1,730	27,386
		133,062
Insurance Agencies, Brokerages, and Related Activities -1.0%
Hartford Financial Services Group, Inc.	1,509	26,604
Insurance and Employee Benefit Funds - 0.9%
WellCare Health Plans Inc (b)	470	24,910
Insurance Carriers - 4.2%
American International Group, Inc. (b)	898	28,817
Berkshire Hathaway Inc. - Class B (b)	335	27,916
Cigna Corporation	591	26,004
CNO Financial Group, Inc.	3,874	30,217
		112,954
Internet Retailers - 1.0%
Priceline.com Incorporated (b)	41	27,245
Medical Equipment - 1.0%
St. Jude Medical, Inc.	676	26,979
Motor Vehicle Parts - 1.7%
Delphi Automotive PLC (a)(b)	1,794	45,747
Natural Gas Distribution - 1.1%
Energy Transfer Equity, L.P.	712	29,207
Newspaper, Periodical, Book, and Directory Publishers - 1.1%
News Corporation - Class A	1,359	30,292
Nondepository Credit Intermediation - 1.0%
Credit Acceptance Corporation (b)	310	26,173
Nursing Care Facilities - 1.6%
Sun Healthcare Group, Inc. (b)	5,280	44,194
Oil and Gas Extraction - 1.0%
Enterprise Products Partners L.P.	534	27,362
Outpatient Care Centers - 2.4%
DaVita, Inc. (b)	324	31,820
HealthSouth Corporation (b)	1,365	31,750
		63,570
Petroleum and Coal Products Manufacturing - 2.3%
Chevron Corporation	268	28,274
Marathon Petroleum Corporation	719	32,297
		60,571
Pharmaceutical and Medicine Manufacturing - 4.1%
Alkermes PLC (a)(b)	1,614	27,390
Pfizer Inc.	1,207	27,761
Valeant Pharmaceuticals International, Inc. (a)(b)	553	24,769
ViroPharma Incorporated (b)	1,312	31,094
		111,014
Pipeline Transportation - 1.0%
Plains All American Pipeline, L.P.	332	26,829
Public Health Programs Administration - 4.1%
Express Scripts Holding Company (b)	1,997	111,493
Rail Transportation - 1.1%
Union Pacific Corporation	238	28,396
Real Estate Management - 1.9%
CBRE Group, Inc. - Class A (b)	1,573	25,734
Jones Lang LaSalle Incorporated	360	25,333
		51,067
Residential Building Construction - 1.0%
NVR, Inc. (b)	33	28,050
Semiconductor and Other Electronic Component Manufacturing - 3.0%
Intel Corporation	2,052	54,685
TriQuint Semiconductor, Inc. (b)	4,815	26,483
		81,168
Semiconductor Equipment - 0.9%
Teradyne, Inc. (b)	1,768	24,858
Software Publishers - 2.1%
CA, Inc.	1,054	28,553
Microsoft Corporation	905	27,684
		56,237
Steel Product Manufacturing - 0.9%
Handy & Harman Ltd. (b)	1,885	25,410
Support Activities for Mining - 1.9%
Ensco PLC - Class A (a)	562	26,397
Schlumberger Limited	398	25,834
		52,231
Tobacco Manufacturing - 1.0%
Philip Morris International Inc.	312	27,225
Transportation Equipment Manufacturing - 1.0%
Arctic Cat Inc. (b)	737	26,945
Transportation Infrastructure - 1.0%
Macquarie Infrastructure Company LLC	797	26,532
Water, Sewage and Other Systems - 1.1%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) - ADR	376	28,523
Wireless Telecommunications Carriers - 1.0%
Rogers Communications, Inc. - Class B (a)	761	27,556
TOTAL COMMON STOCKS (Cost $2,417,133)		2,502,271

PREFERRED STOCK - 1.0%
Commercial Banks - 1.0%
Itau Unibanco Holding SA - ADR	1,874	26,086
TOTAL PREFERRED STOCK (Cost $25,999)		26,086

REITS - 4.1%
Other Investment Pools and Funds - 3.1%
Simon Property Group, Inc.	535	83,278
Wireless Telecommunications Carriers (except Satellite) - 1.0%
American Tower Corp.	403	28,174
TOTAL REITS (Cost $104,494)		111,452

EXCHANGE TRADED FUNDS - 2.0%
Other Investment Pools and Funds - 2.0%
iShares MSCI Brazil Index Fund	508	26,314
Financial Select Sector SPDR Fund	1,882	27,515
		53,829
TOTAL EXCHANGE TRADED FUNDS (Cost $52,397)		53,829

SHORT-TERM INVESTMENTS - 0.0%
Money Market Funds - 0.0%
STIT - Liquid Assets Portfolio - Institutional Class, 0.164%(c)	990	990
TOTAL SHORT-TERM INVESTMENTS (Cost $990)		990

Total Investments (Cost $2,601,013)* - 100.0%		2,694,628
Liabilities in Excess of Other Assets - (0.0)%		(921)
TOTAL NET ASSETS - 100.0%		$2,693,707

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2012.
ADR	American Depository Receipt
*	Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at June 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.
The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2012:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,502,271	$-	$-	$2,502,271
Preferred Stocks	26,086	-	-	26,086
REITs	111,452	-	-	111,452
Exchange Traded Funds	53,829	-	-	53,829
Short-Term Investments	990	-	-	990
Total Investments in Securities	2,694,628	$-	$-	$2,694,628

^See Schedule of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)               /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date           8/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date           8/29/2012

By (Signature and Title)*            /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date           8/28/2012

* Print the name and title of each signing officer under his or her signature.